Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets.
Prepaid expenses and other current assets

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2019	2018
Gold bullion	$26.2	$27.8
Prepaid expenses	17.5	5.4
Stream ounces inventory	4.4	—
Debt issue costs	0.7	0.1
	$48.8	$33.3